CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,880	$ 87,071	$ 94,299
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	136	136	264
Depreciation and amortization	38,682	33,873	32,659
Amortization of government grants	(115)	(220)	(149)
Stock compensation expense	9,355	7,408	7,353
Deferred taxes	(6,121)	2,334	(3,399)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(32,081)	18,267	25,804
(Increase)/decrease in unbilled revenue	(27,164)	(4,887)	47,898
(Increase)/decrease in other receivables	(1,669)	469	(1,490)
(Increase)/decrease in prepayments and other current assets	(1,345)	(783)	5,552
Increase in other non current assets	(233)	(1,271)	(903)
Increase/(decrease) in payments on account	9,494	(29,191)	43,474
Increase/(decrease) in other current liabilities	20,390	(13,848)	11,924
(Decrease)/increase in other non current liabilities	(613)	999	1,261
Decrease in income taxes payable	(2,753)	(13,576)	(3,836)
(Decrease)/increase in accounts payable	(8,652)	647	(5,641)
Net cash provided by operating activities	20,191	87,428	255,070
Cash flows from investing activities:
Purchase of property, plant and equipment	(35,284)	(30,952)	(33,792)
Purchase of subsidiary undertakings and acquisition costs	(69,836)	(3,693)	(25,932)
Cash acquired with subsidiary undertaking	8,300		32
Grant received			501
Sale of short term investments	438	79,487	17,544
Purchase of short term investments	(56,000)	(30,260)	(24,045)
Net cash (used in)/provided by investing activities	(152,382)	14,582	(65,692)
Cash flows from financing activities:
Drawdown of credit lines and facilities			17,400
Repayment of credit lines and facilities			(126,969)
Proceeds from the exercise of share options	4,665	13,168	4,419
Share issuance costs	(76)	(51)	(84)
Tax benefit from the exercise of share options	681	2,345	487
Repurchase of ordinary shares	(9,005)
Share repurchase costs	(113)
Repayment of other liabilities and finance lease obligations		(166)	(311)
Net cash (used in)/provided by financing activities	(3,848)	15,296	(105,058)
Effect of exchange rate movements on cash	(430)	(6,401)	2,103
Net (decrease)/increase in cash and cash equivalents	(136,469)	110,905	86,423
Cash and cash equivalents at beginning of year	255,706	144,801	58,378
Cash and cash equivalents at end of year	$ 119,237	$ 255,706	$ 144,801